Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Pure Space Daily 2X Strategy ETF (XAIL)

(the “Fund”)

listed on Cboe BZX Exchange, Inc.

April 17, 2026

Supplement to the Summary Prospectus, Statutory Prospectus

and Statement of Additional Information (“SAI”),

each dated April 7, 2026

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Summary Prospectus, Statutory Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Old Ticker Symbol	New Ticker Symbol
XAIL	SPCL

Please retain this Supplement for future reference.